P.O. Box 9012 Clearwater, Florida 33758-9012 (727) 299-1800

May 5, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Retail Prospectus, Class I2 Prospectus and Statement of Additional Information, each dated April 30, 2014, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 185) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 2014 via EDGAR (Accession Number 0001193125-14-167168).

Please direct any comments or questions concerning this filing to the undersigned at (727) 299-1825.

Very truly yours,

/s/ T. Gregory Reymann, II
T. Gregory Reymann, II
Vice President and Assistant General Counsel
Transamerica Asset Management, Inc.